LOANS - Financial Leasing (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and receivables [Abstract]
Total gross rent payments receivable	$ 17,372,906	$ 16,445,998
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(286)	(225)
Plus Estimated residual amount of assets given for rental (without guarantee)	36,166	21,673
Gross investment in contracts of financial leasing	17,408,786	16,467,446
Less unrealized financial income	(5,982,610)	(5,300,516)
Net investment in contracts of financial leasing	11,426,176	11,166,930
Impairment of net investment in financial leasing	$ (471,007)	$ (297,319)